Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jan. 31, 2023
Accounting Policies [Line Items]
Basis of Presentation
Basis of Presentation
As result of the Business Combination, the Company evaluated if L&F, ZeroFox, or IDX is the predecessor for accounting purposes. The Company considered the application of Rule 405 of Regulation C, the interpretative guidance of the staff of the United States Securities and Exchange Commission (SEC), including factors for the Registrant to consider in determining the predecessor, and analyzed the following: (1) the order in which the entities were acquired, (2) the size of the entities, (3) the fair value of the entities, (4) the historical and ongoing management structure, and (5) how management discusses the Company’s business in our Form
10-Q
and Form
10-K
filings. In considering the foregoing principles of predecessor determination in light of the Company’s specific facts and circumstances, management determined that ZeroFox, Inc. is the predecessor for accounting purposes. The financial statement presentation includes the financial statements of ZeroFox, Inc. as “Predecessor” for periods prior to the Closing Date and the financial statements of the Company as “Successor” for the period after the Closing Date, including the consolidation of ZeroFox, Inc. and IDX. The predecessor financial statements for IDX are included separately within this report. Refer to Note 5 for further discussion on the Business Combination.
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP) as set forth by the Financial Accounting Standards Board (FASB). References to US GAAP issued by the FASB in these notes to the consolidated financial statements are to the FASB Accounting Standards Codifications (ASC).

Emerging Growth Company Status
Emerging Growth Company Status
The Company is an “emerging growth company,” (EGC) as defined in the Jumpstart Our Business Startups Act, (the JOBS Act), and may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not EGCs. The Company may take advantage of these exemptions until it is no longer an EGC under the JOBS Act and has elected to use the extended transition period for complying with new or revised accounting standards. As a result of this election, the Company’s financial statements may not be comparable to companies that comply with public company FASB standards’ effective dates.
The JOBS Act exempts EGCs from being required to comply with new or revised financial accounting standards until private companies are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an EGC, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with certain other public companies difficult or impossible because of the potential differences in accounting standards used.

Principles of Consolidation
Principles of Consolidation
The accompanying consolidated financial statements include all the accounts of the Company. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates
Use of Estimates
The preparation of the accompanying consolidated financial statements in conformity with US GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities within these consolidated financial statements. Significant estimates and judgments include but are not limited to: (1) revenue recognition, (2) capitalization of internally developed software costs, (3) fair value of stock-based compensation, (4) valuation of assets acquired and liabilities assumed in business combinations, (5) useful lives of contract acquisition costs and intangible assets, (6) evaluation of goodwill and long lived assets for impairment, (7) valuation of warrants and the Sponsor Earnout Shares (see Note 12), and (8) valuation allowances associated with deferred tax assets. The Company bases its estimates and assumptions on historical experience, expectations, forecasts, and on various other factors that are believed to be reasonable under the circumstances. Due to the inherent uncertainty involved in making estimates, actual results reported in future periods may differ from results of prior periods.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents consist of business checking accounts and money market funds. The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. Cash and cash equivalents are carried at cost, which, due to their short-term nature, approximates fair value.

Restricted Cash
Restricted Cash
Cash that is unavailable for general operating purposes is classified as restricted cash and is included with other assets on the Consolidated Balance Sheets. Restricted cash represents amounts pledged as collateral for credit card accounts as contractually required by the Company’s lenders.

Accounts Receivable
Accounts Receivable
Accounts receivable represent net realizable amounts due from customers for subscription to the Company’s cloud-based software platform and for professional services provided by the Company. Such amounts are recorded net of allowances for bad debts. The Company’s estimates of allowances for bad debts are based on contractual terms and historical collection experience. As of January 31, 2023 and 2022, the Company’s accounts receivable consisted of the following (in thousands):

	Successor	Predecessor
	January 31, 2023	January 31, 2022
Accounts receivable, billed	$22,296	$17,084
Accounts receivable, unbilled	7,458	30
Less: Allowance for doubtful accounts	(145)	(68)

Accounts receivable, net	$29,609	$17,046

The allowance for doubtful accounts reflects the Company’s estimate of probable losses inherent in the accounts receivable balance. The Company determines the allowance based on known troubled accounts, historical experience, and other currently available evidence.
Activity in the allowance for doubtful accounts for the Successor Period and the Predecessor year ended January 31, 2022, was as follows (in thousands):

	Successor	Predecessor
	January 31, 2023	January 31, 2022
Balance at beginning of period	$133	$51
Charged to cost and expenses	32	40
Write-offs and recoveries	(20)	(23)

Balance at end of period	$145	$68

Deferred Contract Acquisition Costs
Deferred Contract Acquisition Costs
Contract acquisition costs are primarily related to sales
commissions and related payroll taxes earned by our sales force and such costs are considered incremental costs to obtain a contract. Sales commissions for initial contracts are deferred and then amortized taking into consideration the pattern of transfer to which the asset relates and may include expected renewal periods where renewal commissions are not commensurate with the initial commissions period. The Company typically recognizes the initial commissions over the longer of the customer relationship (generally estimated to be four to six years) or over the same period as the initial revenue arrangement to which these costs relate. Renewal commissions not commensurate with the initial commissions paid are generally amortized over the renewal period. Commissions earned for professional services arrangements are expensed as incurred in accordance with the practical expedient as the contractual period of the Company’s professional services arrangements are one year or less.
A summary of deferred contract acquisition costs activity for the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022, is as follows (in thousands):

Successor
Deferred contract acquisition costs - August 4, 2022	$12,091
Capitalization of contract acquisition costs	4,915
Amortization of deferred contract acquisition costs	(3,799)

Deferred contract acquisition costs - January 31, 2023	$13,207

Deferred contract acquisition costs, current	$5,456
Deferred contract acquisition costs, net of current portion	7,751

Deferred contract acquisition costs - January 31, 2023	$13,207

Predecessor
Deferred contract acquisition costs - January 31, 2021	$10,137
Capitalization of contract acquisition costs	7,327
Amortization of deferred contract acquisition costs	(5,809)

Deferred contract acquisition costs - January 31, 2022	$11,655

Deferred contract acquisition costs, current	$4,174
Deferred contract acquisition costs, net of current portion	7,481

Deferred contract acquisition costs - January 31, 2022	$11,655

Deferred contract acquisition costs - January 31, 2022	$11,655
Capitalization of contract acquisition costs	3,574
Amortization of deferred contract acquisition costs	(3,458)

Deferred contract acquisition costs - August 3, 2022	$11,771

Revenue Recognition
Revenue Recognition
The Company derives its revenue from providing its customers with subscription access to the Company’s External Cybersecurity Platform (subscription revenue) and services (services revenue).
In accordance with ASC 606,
Revenue from Contracts with Customers
, revenue is recognized when a customer obtains control of promised services. The amount of revenue recognized reflects the consideration that the Company expects to be entitled to receive in exchange for those services. To achieve the core principle of this standard, the Company applies the following five steps:

a)
Identify Contracts with Customers.
The Company considers the terms and conditions of contracts and its customary business practices in identifying contracts with customers in accordance with ASC 606. The Company determines it has a contract with a customer when the contract is approved, the Company can identify each party’s rights regarding the services to be transferred, the Company can identify the payment terms for the services, and the Company has determined that the customer has the ability and intent to pay and the contract has commercial substance. The Company applies judgment in determining the customer’s ability and intent to pay, which is based on a variety of factors, including the customer’s historical payment experience or, in the case of a new customer, credit and financial information pertaining to the customer.

b)
Identify the Performance Obligations in the Contract.
Performance obligations promised in a contract are identified based on the services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the service either on its own or together with other resources that are readily available from third parties or from the Company, and that are distinct in the context of the contract, whereby the transfer of the services is separately identifiable from other promises in the contract.

c)
Determine the Transaction Price.
The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring services to the customer. The Company’s typical pricing for its subscriptions and professional services does not result in contracts with significant variable consideration. The Company’s arrangements do not contain significant financing components.

d)
A
llocate the Transaction Price to Performance Obligations in the Contract.
If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on the stand-alone selling price (SSP) of each performance obligation, using the relative selling price method of allocation.

e)
Recognize Revenue When or As Performance Obligations are Satisfied.
Revenue is recognized at the time the related performance obligation is satisfied by transferring the promised service to a customer. For our performance obligations, the Company transfers control over time, as the customer simultaneously receives and consumes the benefits provided by the Company’s service.

Subscription Revenue
The Company generates subscription revenue from its External Cybersecurity Platform.
Subscription revenue from the External Cybersecurity Platform includes the sale of subscriptions to access the platform and related support and intelligence services. Subscription revenue is driven by the number of assets protected and the desired level of service. These arrangements do not provide the customer with the right to take possession of the Company’s software operating on its cloud platform at any time. These arrangements represent a combined, stand-ready performance obligation to provide access to the software together with related support and intelligence services. Customers are granted continuous access to the External Cybersecurity Platform over the contractual period. Revenue is recognized over time on a ratable basis over the contract term beginning on the date that the Company’s service is made available to the customer. The Company’s subscription contracts generally have terms of one to three years, which are primarily billed in advance and are non-cancelable.
Services Revenue
The Company generates services revenue by executing engagements for data breach response and intelligence services.
The Company generates breach response revenue primarily from various combinations of notification, project management, communication services, and ongoing identity protection services. Performance periods generally range from one to three years. The Company’s breach response contracts are structured as either fixed price or variable price. In fixed price contracts, the Company charges a fixed total price or fixed individual price for the total combination of services. For variable price breach services contracts, the Company charges the breach communications component, which includes notifications and call center, at a fixed total fee, and the Company charges the ongoing identity protection services as incurred using a fixed price per enrollment. The Company generally bills for fixed fees at the time the contract is executed. For larger contracts, the Company bills 50% at the time the contract is executed and the remaining 50% within 30 days of contract execution. For variable price breach contracts, the Company invoices for identity protection services on a monthly basis in arrears.
The Company offers several types of cybersecurity services, including investigative, security advisory and training services. The Company often sells a suite of cybersecurity services along with subscriptions to its External Cybersecurity Platform. All of the Company’s advisory and training services are considered distinct performance obligations from the External Cybersecurity Platform subscriptions services within the context of the Company’s contracts. Revenue is recognized over time as the customers benefit from these services as they are performed or as control of the promised services is transferred to the customer. These contracts are most often fixed fee arrangements and less frequently arrangements that are billed at hourly rates. These contracts normally have terms of one year or less.
Contracts with Multiple Performance Obligations
The majority of the Company’s contracts with customers contain multiple performance obligations. For these contracts, the Company accounts for individual performance obligations separately. The transaction price is allocated to the separate performance obligations based on the SSP of each performance obligation using the relative selling price method of allocation.
Revenue from Reseller Arrangements
The Company enters into arrangements with third parties that allow those parties to resell the Company’s services to end users. The partners negotiate pricing with the end customer and the Company does not have visibility into the price paid by the end customer. For these arrangements, the Company recognizes revenue at the amount charged to the reseller and does not reflect any mark-up
to the end user.
Government Contracts
The Company evaluates arrangements with governmental entities containing fiscal funding or termination for convenience provisions, when such provisions are required by law, to determine the probability of possible cancellation. The Company considers multiple factors, including the history with the customer in similar transactions and budgeting and approval processes undertaken by the governmental entity. If the Company determines upon execution of these arrangements that the likelihood of cancellation is remote, it then recognizes revenue for such arrangements once all relevant criteria have been met. If such a determination cannot be made, revenue is recognized upon the earlier of cash receipt or approval of the applicable funding provision by the governmental entity for such arrangements.
Timing of Revenue Recognition
The table below provides revenue earned by timing of revenue for the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022 (in thousands).

	Successor	Predecessor
Revenue Recognition Timing	August 4, 2022 to January 31, 2023	February 1, 2022 to August 3, 2022	Year Ended January 31, 2022
Over time	$79,025	$27,946	$45,117
Point in time	9,361	1,291	2,316

Total	$88,386	$29,237	$47,433

Cost of Revenue
Cost of Revenue
Cost of revenue consists primarily of wages and benefits for software operations, service delivery, and customer support personnel. Cost of revenue also includes all direct costs of maintenance and hosting, as well as the amortization of costs capitalized for the development of the Company’s enterprise cloud platform and acquired technology, and allocated overhead, primarily shared IT expenses.

Research and Development
Research and Development
Research and development costs are expensed in the period incurred and consist primarily of payroll and personnel costs, consulting costs, software and webservices, and allocated overhead, primarily shared IT expenses.

General and Administrative
General and Administrative
General and administrative costs are expensed in the period incurred and consist primarily of salaries and other related costs, including stock-based compensation, for personnel in the Company’s executive and finance functions. General and administrative costs also include professional fees for legal, accounting, auditing, tax and consulting services; travel expenses; and facility-related expenses, which include costs for rent and maintenance of facilities and other operating costs.

Sales and Marketing
Sales and Marketing
Selling and marketing expenses consist primarily of salaries, commissions, stock-based compensation, benefits and bonuses for personnel associated with sales and marketing activities, as well as costs related to advertising, product management, promotional materials, public relations, amortization of acquired customer relationships, other sales and marketing programs, and allocated overhead, primarily shared IT expenses.

Advertising
Advertising
Advertising costs, which are expensed and included in sales and marketing expense in the period incurred were $0.4 million, $0.5 million, and $0.5 million during the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022, respectively.

Income Taxes
Income Taxes
In accordance with ASC 740,
Income Taxes,
income taxes are accounted for under the asset
and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those assets and liabilities are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. The measurement of a deferred tax asset is reduced, if necessary, by a valuation allowance if it is more likely than not that some portion or all of the deferred tax asset will not be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the consolidated financial statement recognition and measurement of tax positions taken, or expected to be taken, in a tax return, as well as guidance on derecognition, classification, interest, penalties, and consolidated financial statement reporting disclosures. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. The Company remains subject to examination by U.S. federal and various state tax authorities for the fiscal years 2019 through 2022.
Under ASC 740, the Company determined that its income tax positions did meet the more-likely-than-not
recognition threshold and, therefore, requires no reserve.

Stock-Based Compensation
Stock-Based Compensation
The Company accounts for stock-based compensation in accordance with
ASC 718
, Compensation
—
Stock Compensation
. ASC 718 requires that the cost of awards of equity
instruments offered in exchange for employee services, including employee stock options and restricted stock awards, be measured based on the grant-date fair value of the award. The Company adopted FASB
ASU
No. 2016-09,
Compensation — Stock Compensation (Topic 718): Improvements to Employee
Share-Based Payment Accounting
, on February 1, 2019. This ASU involves several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of
awards as either equity or liabilities, and classification in the consolidated statements of cash flows. The adoption did not have a material impact on the consolidated financial statements of the Company. The
Company determines the fair value of options granted using the Black-Scholes-Merton option-pricing model
(“Black-Scholes model”) and recognizes the cost over the period during which an employee is required to provide service in exchange for the award, generally the vesting period, net of estimated forfeitures. The fair value of restricted stock awards is based on the estimated price of the Company’s common stock on the date of grant and is recognized as expense over the requisite service period of the awards, net of estimated forfeitures.
Prior to the Company’s stock being publicly traded, the Company was required to estimate the fair value of common stock. The Board of Directors considered numerous objective and subjective factors to determine the fair value of the Company’s common stock at each meeting in which awards are approved. The factors considered include, but are not limited to: (i) the results of contemporaneous independent third-party valuations of the Company’s common stock; (ii) the prices, rights, preferences, and privileges of the Company’s Convertible Redeemable Preferred Stock relative to those of its common stock; (iii) the lack of marketability of the Company’s common stock; (iv) actual operating and financial results; (v) current business conditions and projections; (vi) the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions; and (vii) precedent transactions involving the Company’s shares.

Leases
Leases
The Company adopted ASC Topic 842,
Leases
for the fiscal year 2023. Refer to “Standards Issued and Adopted
”
in this footnote for more information.
The Company determines if an arrangement contains a lease and the classification of that lease, if applicable, at inception. For contracts with lease and non-lease
components, we have elected to not allocate the contract consideration, and account for the lease and non-lease
components as a single lease component. Operating leases are included in operating lease right-of-use
(ROU) assets, operating lease liabilities and operating lease liabilities (net of current portion) in our Consolidated Balance Sheets.
ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments under the lease. Operating lease ROU assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. The implicit rate within our operating leases is generally not determinable and we use our incremental borrowing rate at the lease commencement date to determine the present value of lease payments. The determination of our incremental borrowing rate requires judgment. The Company determines our incremental borrowing rate for each lease using our current borrowing rate, adjusted for various factors including level of collateralization and term to align with the terms of the lease. The operating lease ROU asset also includes any lease prepayments, offset by lease incentives. Certain of our leases include options to extend or terminate the lease. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain we will exercise that option. An option to terminate is considered in the determination of the lease term unless it is reasonably certain we will not exercise the option.
Lease expense for lease payments is recognized on a straight-line basis over the term of the lease.

Business Combinations
Business Combinations
The Company accounted for the Business Combination using the acquisition method pursuant to ASC 805,
Business Combinations
. The Company determined that ZeroFox, Inc. is a Variable Interest Entity (VIE) as its equity at risk is not sufficient to fund its expected future cash flow needs including funding future projected losses and servicing existing debt obligations. The Company holds a variable interest in ZeroFox, Inc. as it owns 100% of the equity of ZeroFox, Inc. following completion of the Business Combination. The Company is considered the primary beneficiary of ZeroFox, Inc. as its ownership provides power to direct the activities that most significantly impact ZeroFox, Inc.’s performance and the Company has the obligation to absorb the losses and/or receive the benefits of ZeroFox, Inc., which potentially could be significant. Accordingly, the Company is both the legal and accounting acquirer of ZeroFox, Inc. The Company identified itself as both the legal and accounting acquirer of IDX. As the Company is identified as the accounting acquirer for both ZeroFox, Inc. and IDX, both mergers are considered “forward mergers”.
Under the “forward merger” approach of the acquisition method of accounting, the Company allocated the consideration transferred to effect the mergers to the assets acquired and liabilities assumed based on their estimated acquisition-date fair values. The Company recognized the excess of consideration transferred over the fair values of assets acquired and liabilities assumed as goodwill. The Company expensed all transaction related costs of the Business Combination.
Significant estimates in valuing certain identifiable assets include, but are not limited to, the selection of valuation methodologies, future expected cash flows, discount rates, and useful lives. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. Acquisition costs, such as legal and consulting fees, are expensed as incurred and are included in general and administrative expenses in the consolidated statements of comprehensive loss. During the measurement period, which is up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the conclusion of the measurement period, any subsequent adjustments are recorded in the consolidated statements of comprehensive loss. See Note 5 for additional information regarding business combination.

Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill represents the excess of the purchase price over the fair value of identifiable assets acquired and liabilities assumed when a business is acquired. The valuation of intangible assets and goodwill involves the use of the Company’s estimates and assumptions and can have a significant impact on future operating results. The Company initially records its intangible assets at fair value. Intangible assets with finite lives are amortized over their estimated useful lives while goodwill is not amortized but is evaluated for impairment at least annually. Goodwill is evaluated for impairment beginning on November 1 of each year or when an assessment of qualitative factors indicates an impairment may have occurred. The quantitative assessment includes an analysis that compares the fair value of a reporting unit to its carrying value including goodwill recorded by the reporting unit.
The Company has a single reporting unit. Accordingly, the impairment assessment for goodwill is performed at the enterprise level. Goodwill is reviewed for possible impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. The Company initially assesses qualitative factors to determine if it is necessary to perform the goodwill impairment review. Goodwill is reviewed for impairment if, based on an assessment of the qualitative factors, it is determined that it is more likely than not that the fair value of the reporting unit is less than its carrying value, or the Company decides to bypass the qualitative assessment.
The Company uses a combination of methods to estimate the fair value of its reporting unit including the discounted cash flow, guideline public company, and merger and acquisitions methods. These valuation approaches consider a number of factors that include, but are not limited to, prospective financial information, growth rates, terminal value, discount rates, and comparable multiples from publicly traded companies and merger transactions in the Company’s industry. Use of these factors requires the Company to make certain assumptions and estimates regarding industry economic factors and future profitability of its business. Additionally, the Company considers income tax effects from any tax-deductible
goodwill (if applicable) on the carrying amount of the reporting unit when measuring the goodwill impairment loss. It is possible that future changes in such circumstances, or in the variables associated with the judgments, assumptions, and estimates used in assessing the fair value of the reporting unit would require the Company to record a non-cash
impairment charge.
The Company considered qualitative factors that would indicate if the fair value of the Company’s single reporting unit had declined below its carrying value, including the decline in the price of the Company’s Common Stock, market conditions, and macroeconomic factors. Based on this qualitative analysis, the Company concluded that an interim test of goodwill impairment was required.
The Company performed an interim quantitative assessment of the fair value of the Company’s single reporting unit and determined its fair value to be $675.0 million as of October 31, 2022. As the carrying value of the reporting unit was $1,373.7 million prior to the recognition of the impairment charge, which was above the estimated fair value of the reporting unit, the Company recorded a goodwill impairment charge $698.7 million during the Successor Period.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
Long-lived assets, including intangible assets with finite lives, are reviewed for impairment when events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of the assets is measured by a comparison of the carrying amount of an asset or asset group to the future undiscounted cash flows expected to be generated by the asset or asset group. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the asset or asset group. As of January 31, 2023, management does not believe any long-lived assets are impaired and has not identified any assets as being held for disposal.

Warrant Liabilities
Warrant Liabilities
The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480,
Distinguishing Liabilities from Equity
and FASB ASC 815,
Derivatives and Hedging
. The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in the ASC 480 and ASC 815. The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether the warrants meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own Common Stock. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in
capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. The Company recognizes changes in the estimated fair value of the warrants as a non-cash
gain or loss on the Consolidated Statement of Comprehensive Loss. The Company assessed both Public and Private Warrants and determined both met the criteria for liability treatment.

Sponsor Earnout Shares
Sponsor Earnout Shares
The Company analyzed the terms of the Sponsor Earnout Shares (see Note 12) and determined they are within the scope of ASC 815. The Company determined that the Sponsor Earnout Shares do not meet the requirements to be recognized as an equity instrument as the Company could not conclude the Sponsor Earnout Shares are indexed to the Company’s own equity. Therefore, the Company recognizes the Sponsor Earnout Shares as a liability recorded at fair value.

The Sponsor Earnout Shares are not considered outstanding for accounting purposes since they are considered contingently issuable and are therefore, excluded from the calculation of basic earnings per share.
The Company analyzed the terms of the Sponsor Earnout Shares to determine if they meet the definition of “participating securities”, which would require the two-class
method of EPS. The holders of the Sponsor Earnout Shares are not entitled to nonforfeitable rights to dividends and as such, the Sponsor Earnout Shares do not meet the definition of “participating securities”.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
ASC
820-10,
Fair Value Measurements and Disclosures: Overall
, defines fair value, establishes a fair value hierarchy for assets and liabilities measured at fair value, and expands required disclosures about fair value measurements. The fair value of an asset and liability is defined as an exit price and represents the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The three-tier fair value hierarchy, which prioritizes the inputs used to measure fair value, is as follows:
Level 1
—Inputs are quoted prices in active markets for identical assets or liabilities that the Company can access at the measurement date.
Level 2
—Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities or quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3
—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities.
Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurements. The Company’s assessment of the significance of an input to the fair value measurement requires judgment and may affect the valuation of the asset or liability being measured and its placement within the fair value hierarchy. The Company effectuates transfers between levels of the fair value hierarchy, if any, as of the date of the actual circumstance that caused the transfer.
Certain assets and liabilities, including goodwill and intangible assets, are subject to measurement at fair value on a non-recurring
basis if there are indicators of impairment or if they are deemed to be impaired as a result of an impairment review.
As of January 31, 2023, and August 3, 2022, the Company had outstanding Public Warrants and Private Warrants. The Company measured its Public Warrants based on a Level 1 input, the public price for the Company’s warrants traded on NASDAQ (ticker ZFOXW). The Company measured its Private Warrants based on a Level 2 input, the same price for the Company’s Public Warrants traded on NASDAQ. The Company analyzed the terms and features of the Private Warrants and determined that they were economically similar to the Public Warrants.
As of August 3, 2022, the Company had warrants outstanding that it had assumed from ZeroFox, Inc. as part of the Business Combination and converted into warrants to purchase Company Common Stock. The Company measured these assumed and converted warrants using a Level 2 input, the public price for the Company’s Common Stock traded on NASDAQ (ticker ZFOX), adjusted for the strike price of each assumed and converted warrant.
As of January 31, 2022, the Predecessor measured its outstanding warrants based on Level 3 inputs.
The assumptions used to value all warrants are described in Note 11.

The Company measured the liability for Sponsor Earnout Shares using Level 3 inputs. The methodology and assumptions used to measure the Sponsor Earnout Shares are described in Note 12.
A summary of the changes in the fair value of warrants for the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022, respectively, is as follows (in thousands):

	Successor
	Public	Private
Warrant liability - August 3, 2022	$4,226	$11,351
Exercise of warrants	—	(7,632)
Gain due to change in fair value of warrants	(2,853)	(2,511)

Warrant liability - January 31, 2023	$1,373	$1,208

		Predecessor
Warrant liability - January 31, 2021		$2,806
Issuance of warrants		528
Loss due to change in fair value of warrants		7,375

Warrant liability - January 31, 2022		$10,709

Warrant liability - January 31, 2022		$10,709
Issuance of warrants		519
Exercise of warrants		(5,900)
Loss due to change in fair value of warrants		2,059

Warrant liability - August 3, 2022		$7,387

The carrying amounts of accounts receivable, accounts payable, and accrued expenses approximate fair value because of the short maturity terms of these instruments.
The carrying amount of the Convertible Notes (see Note 10) approximates fair value due to the short duration of time that has elapsed since the Convertible Notes have been issued.

Concentration of Credit Risk
Concentration of Credit Risk
The Company maintains cash balances in bank deposit accounts, which, at times, may exceed federally insured limits. Deposits held in interest-bearing checking accounts are insured up to $250,000. Deposits held in insured cash sweep accounts are insured up to $150 million. The Company has not experienced any losses in such accounts, and believes it is not exposed to any significant credit risk from cash. The Company does not perform ongoing credit evaluations; generally does not require collateral; and establishes an allowance for doubtful accounts based upon factors surrounding the credit risk of customers, historical trends, and other information.

Concentration of Revenue and Accounts Receivable
Concentration of Revenue and Accounts Receivable
For the period August 4, 2022, to January 31, 2023, one individual customer accounted for 47% of total consolidated revenue. For the period February 1, 2022 to August 3, 2022 and the year ended January 31, 2022, there was no individual customer that accounted for 10% or more of total consolidated revenue, respectively.
As of January 31, 2023, one customer represented 23% of total accounts receivable. As of January 31, 2022, one customer represented 24% of total accounts receivable.

Capitalized Software Costs
Capitalized Software Costs
The Company capitalizes internally developed software costs incurred in accordance with ASC
350-40,
Intangibles
—
Goodwill and Other:
Internal-Use
Software
. The Company
capitalizes payroll, payroll-related costs, and any external direct costs incurred during the application development stage. Costs related to
preliminary project activities and post-implementation activities are expensed as incurred.
Internal-use
software is amortized on a straight-line basis over its estimated useful life, which is generally three years.
The Company’s capitalized software development costs were $0.3 million, $0.5 million, and $0.7 million for the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022, respectively. Amortization expense, which is included in cost of revenue, was $0.02 million, $0.3 million, and $0.6 million, for the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022, respectively.
Future amortization expense for software development costs capitalized as of January 31, 2023, is as follows (in thousands):

2024	$93
2025	93
2026	67

Total	$253

Transaction Fees
Transaction Fees
All transaction fees and expenses associated with the Business Combination were expensed as incurred. Accordingly, the Company recorded approximately $1.2 million of professional and other transaction fees related to the Business Combination in general and administrative expenses in the Consolidated Statement of Comprehensive Loss for the Successor Period. The Predecessor recorded approximately $3.2 million and $6.3 million of professional and other transaction fees related to the Business Combination in general and administrative expenses in the Consolidated Statement of Comprehensive Loss for the Year to Date Predecessor Period and the year ended January 31, 2022, respectively.
The Company paid a total of $8.5 million of banking and advisory fees on behalf of the Predecessor at the closing of the Business Combination. The expense related to these banking and advisor fees was not recognized in the Predecessor’s financial results as the payment of the banking and advisory fees was contingent on the successful closing of the Business Combination. The Company included the banking and advisory fees as part of the consideration transferred to acquire the Predecessor (see Note 5).

Deferred Revenue
Deferred Revenue
Deferred revenue represents amounts billed for which revenue has not yet been recognized. Deferred revenue that will be recognized during the succeeding period is recorded as current deferred revenue, and the remaining portion is recorded as deferred revenue, net of current portion.

Debt Issuance Costs
Debt Issuance Costs
Debt issuance costs consist of fees paid in cash to lenders and service providers in connection with the origination of debt, as well as the grant-date fair value of warrants issued to lenders in connection with the origination of debt. These costs are capitalized as debt issuance costs and presented as a direct deduction from the carrying value of the associated debt liability. Debt issuance costs are amortized using the effective interest method and are reflected in interest expense, net, on the Consolidated Statements of Comprehensive Loss.

For the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022, deferred debt issuance costs consisted of the following (in thousands):

Successor
Deferred debt issuance costs - August 4, 2022	$120
Direct costs paid	31
Amortization of debt issuance costs	(24)

Deferred debt issuance costs - January 31, 2023	$127

Predecessor
Deferred debt issuance costs - January 31, 2021	$1,425
Direct costs paid	35

Grant-date fair value of warrants issued	528
Amortization of debt issuance costs	(361)

Deferred debt issuance costs - January 31, 2022	$1,627

Deferred debt issuance costs - January 31, 2022	$1,627
Direct costs paid	118
Grant-date fair value of warrants issued	518
Amortization of debt issuance costs	(378)

Deferred debt issuance costs - August 3, 2022	$1,885

Net Loss Per Share Attributable to Common Stockholders
Net Loss Per Share Attributable to Common Stockholders
Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period. Diluted net loss attributable to common stockholders is computed by adjusting net loss attributable to common stockholders to reallocate undistributed earnings based on the potential impact of dilutive securities. Diluted net loss per share attributable to common stockholders is computed by dividing the diluted net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, including potential dilutive common stock. For the purposes of this calculation, outstanding stock options, unvested restricted stock, stock warrants, Sponsor Earnout Shares, and redeemable convertible preferred stock are considered potential dilutive common stock and are excluded from the computation of net loss per share as their effect is anti-dilutive.
The Predecessor’s redeemable convertible preferred stock and restricted common stock contractually entitled the holders of such shares to participate in dividends but do not contractually require the holders of such shares to participate in losses of the Predecessor. Accordingly, in periods in which the Predecessor reported a net loss, such losses were not allocated to such participating securities. In periods in which the Predecessor reported a net loss attributable to common stockholders, diluted net loss per share attributable to common stockholders was the same as basic net loss per share attributable to common stockholders, since dilutive common shares are not assumed to be outstanding if their effect is anti-dilutive.

Comprehensive Loss
Comprehensive Loss
Comprehensive loss includes net loss as well as other changes in stockholders’ deficit that result from transactions and economic events other than those with stockholders. For the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022, there was a difference between net loss and comprehensive loss in the accompanying Consolidated Financial Statements pertaining to foreign currency translation adjustments.

Predecessor Redeemable Convertible Preferred Stock
Predecessor Redeemable Convertible Preferred Stock
The Series Preferred of the Predecessor was not mandatorily redeemable. The Series Preferred was contingently redeemable upon the occurrence of a deemed liquidation event and a majority vote of the holders of Series Preferred and Series Seed to redeem all outstanding shares of the Company’s redeemable convertible preferred stock. The contingent redemption upon the occurrence of a deemed liquidation was not within the Predecessor’s control and therefore the Series Preferred was classified outside of permanent equity in mezzanine equity on the Predecessor’s Condensed Consolidated Balance Sheets.
Liquidation Rights
—In the event of any liquidation or dissolution of the Predecessor (Liquidation Event), the holders of Predecessor Common Stock were entitled to the remaining assets of the Predecessor legally available for distribution after the payment of the full liquidation preference for all series of outstanding redeemable convertible preferred stock.

Foreign Currency Translation
Foreign Currency Translation
The functional currency of the Company’s subsidiaries is the local currency. For each subsidiary, assets and liabilities denominated in foreign currencies are translated into U.S.
dollars at the exchange rates in effect at the Consolidated Balance Sheet date, and revenue and expenses are translated at the average exchange rates prevailing during the month of the transaction. The effects of foreign currency translation adjustments not affecting net income are included in the Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit) under the cumulative translation adjustment account as a component of accumulated other comprehensive loss.

Standards Issued and Adopted
Standards Issued and Adopted
In October 2021, the FASB issued ASU
No. 2021-08,
Accounting Standards Update No.
2021-08—Business
Combinations (Topic 805)—
Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
, which amends ASC 805 to require acquiring entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. As a result of the amendments, it is expected that an acquirer will generally recognize and measure acquired contract assets and contract liabilities in a manner consistent with how the acquiree recognized and measured them in its preacquisition financial statements. The standard is effective for the Company for annual reporting periods beginning after December 15, 2022, and early adoption is permitted. The Company elected to early adopt ASU
No. 2021-08
for fiscal year 2023. The early adoption of ASU
No. 2021-08
permitted the Company to recognized the contract assets acquired as part of the Business Combination at their carrying values rather than remeasuring them at fair value (see Note 5).
In December 2019, the FASB issued ASU
No. 2019-12,
Income Taxes (Topic 740)
:
Simplifying the Accounting for Income Taxes
. This ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The standard is effective for the Company for annual reporting periods beginning after December 15, 2021, and early adoption is permitted. The Company adopted ASU
No. 2019-12
for fiscal year 2023. There was no impact on its consolidated financial statements.
In August 2020, the FASB issued ASU
No. 2020-06,
Accounting Standards Update No.
2020-06
—Debt—Debt with Conversion and Other Options
(Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity
(Subtopic
815-40)
—Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
, which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. Among other changes, ASU
2020-06
removes the liability and equity separation model for convertible instruments with a cash conversion feature, and as a result, after adoption, a convertible debt instrument will be accounted for as a single liability measured at its amortized cost and convertible preferred stock will be accounted for as a single equity instrument measured at its historical cost, as long as no other features require bifurcation and recognition as derivatives. Additionally, ASU
2020-06
requires the application of the
if-converted
method for all convertible instruments in the diluted earnings per share calculation and the inclusion of the effect of share settlement for instruments that may be settled in cash or shares, except for certain liability-classified share-based payment awards. The amendments in this ASU are effective for public entities, excluding smaller reporting companies as defined by the SEC, for fiscal years beginning after December 15, 2021. For all other entities, including the Company, the amendments are effective for fiscal years beginning after December 15, 2023. The Company adopted ASU
2020-06
for fiscal year 2023. The adoption of ASU
2020-06
did not have an impact on the Company’s consolidated financial statements.
In February 2016, the FASB issued ASU
No. 2016-02,
Leases
(Topic 842). This guidance is intended to improve financial reporting for leasing transactions. The Company adopted this standard for fiscal year 2023 and the Company elected to do so using a modified retrospective transition method. That modified retrospective transition method allowed the Company to initially apply the standard at the adoption date and recognize a cumulative-effect adjustment to retained earnings in the opening balance sheet in the period of adoption without restating prior periods. ASC 842 revised prior practice related to accounting for leases under Accounting Standards Codification Topic 840 Leases (ASC 840) for both lessees and lessors and requires lessees to recognize most leases on their balance sheets as lease liabilities with corresponding right-of-use
(ROU) assets. Under ASC 842, the lease liability is equal to the present value of lease payments, and the ROU asset is based on the lease liability, subject to adjustments, such as for deferred rent and initial direct costs. For income statement purposes, ASC 842 retains a dual model similar to ASC 840, requiring leases to be classified as either operating or finance. For lessees, operating leases result in straight-line expense (similar to prior accounting by lessees for operating leases under ASC 840) while finance leases result in a front-loaded expense pattern (similar to prior accounting by lessees for capital leases under ASC 840).
The Company elected the package of practical expedients permitted under the transition guidance, which, among other things, allows the Company to carry forward the historical lease classification. In addition, the Company made accounting policy elections to combine the lease and non-lease
components for all asset categories.
In accounting for the adoption of the new standard, the Company recorded operating lease ROU assets and lease liabilities of $1.2 million and $1.3 million, respectively, with the difference due to prepaid and deferred rents that were reclassified to the ROU asset value. No cumulative-effect adjustment to opening retained earnings was required for the adoption of the standard.
The standard did not materially affect the Company’s Consolidated Statement of Comprehensive Loss or Consolidated Statement of Cash Flows for the fiscal year ended January 31, 2023. See Note 8 for further details.

Standards Issued, but Not Yet Effective
Standards Issued, but Not Yet Effective
In June 2016, the FASB issued ASU
2016-13,
Measurement
of Credit Losses on Financial Instruments
, which amends the accounting for credit losses for most financial assets and certain other instruments. The standard requires that entities holding financial assets that are not accounted for at fair value through net income be presented at the net amount expected to be collected. An allowance for credit losses will be a valuation account that will be deducted from the amortized cost basis of the financial asset to present the net carrying value at the amount expected to be collected on the financial asset. The standard is effective for the Company’s annual reporting period beginning in fiscal year 2024. The Company does not believe the adoption will have a material impact on its consolidated financial statements.

Property and Equipment
Property and Equipment
Property and equipment are recorded at cost. Expenditures for major additions and improvements are capitalized. Repairs and maintenance costs are charged to expense as incurred. When property and equipment are retired, or otherwise disposed of, the cost and accumulated depreciation and amortization are removed from the accounts, and any resulting gain or loss is included in the results of operations for the respective period. Depreciation and amortization are computed using the straight-line method.
The estimated useful lives for significant property and equipment categories are as follows:

Asset Classification	Estimated Useful Life
Computer hardware and purchase software	2 - 3 years
Furniture and fixtures	3 - 7 years
Leasehold improvements	Lesser of lease term or useful life